FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary Of Maximum Exposure To Credit Risk	The Company’s maximum exposure to credit risk is as follows:

	December 31, 2021	December 31, 2020

Cash	$201,804	$74,022
Amounts receivable	1,178	304

	$202,982	$74,326

Summary Of Detailed Information About Siginificant Undiscounted Commitments
The Company’s significant undiscounted commitments at December 31, 2021 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	$7,499	$—	$—	$—	$7,499
Convertible debentures (Note 8)	—	72,011	—	—	72,011
Lease liabilities (Note 9)	1,348	3,920	—	—	5,268

	$8,847	$75,931	$—	$—	$84,778